Description of Business and Organization (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Exclusive Option Agreements [Member]
Description Of Business And Organization [Line Items]
Proceeds from Sale of Other Productive Assets	$ 50,000